STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Share-Based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]	Details of stock-based compensation expense:
	Successor
	Year ended December 31,
	2014	2013
Phantom share units	$0.8	$0.1
	$0.8	$0.1

Schedule of Share-based Payment Award, Phantom Share Units, Valuation Assumptions [Table Text Block]
As at December 31, 2014, the fair value of PSUs was estimated using the Black-Scholes option pricing model based the following assumptions:

	2014		2013
	Vesting Date December 31, 2015	Vesting Date December 31, 2016	Vesting Date December 31, 2015	Vesting Date December 31, 2016
Risk-free interest rate	1.0%	1.0%	1.1%	1.4%
Annual dividends per share	Nil	Nil	Nil	Nil
Expected stock price volatility	84%	84%	77%	77%
Expected unit life (in years)	1.0	2.0	2.0	3.0
Average fair value of units granted (in dollars)	$1.95	$1.86	$0.61	$0.73

Schedule of Share-based Compensation, Phantom Share Units Award Activity [Table Text Block]
Changes in the number of PSUs outstanding during the years ended December 31 was as follows:

	2014		2013
	Number of options	Weighted average exercise price (in dollars)	Number of options	Weighted average exercise price (in dollars)
Beginning of year	948,671	$1.19	–	$–
Granted	691,347	2.10	1,447,904	1.19
Exercised	(166,411)	1.20	(332,822)	1.20
Expired or cancelled	(166,411)	1.20	(166,411)	1.20
End of year	1,307,197	$1.67	948,671	$1.19